                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                --------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                May 15, 2001
----------------------     --------------------------    ------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None
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                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                44
                                             ------------------

Form 13F Information Table Value Total:     $     119,980
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTERNA CORP.                  COM              268140100    14215  2369199 SH       SOLE                  2369199
ALLIED WASTE INDUSTRIES INC    COM              019589308     5488   350000 SH       SOLE                   350000
AMPHENOL CORP.                 COM              032095101    12162   386100 SH       SOLE                   386100
AT&T CORP.                     COM              001957109      213    10000 SH       SOLE                    10000
BELLSOUTH CORP.                COM              079860102      244     5964 SH       SOLE                     5964
CABLETRON SYSTEMS              COM              126920107     6831   529500 SH       SOLE                   529500
CAIS INTERNET, INC.            COM              12476Q102      300   750000 SH       SOLE                   750000
CENDANT CORP                   COM              151313103     8922   611500 SH       SOLE                   611500
CONSOLIDATED GRAPHICS, INC.    COM              209341106      375    30000 SH       SOLE                    30000
DECISIONONE CORP NEW           COM              243458106      952    74013 SH       SOLE                    74013
FISHER SCIENTIFIC INTL INC.    COM              338032204    17759   501100 SH       SOLE                   501100
GENERAL ELECTRIC               COM              369604103      227     5421 SH       SOLE                     5421
HEARTLAND TECHNOLOGIES         COM              421979105        0    10000 SH       SOLE                    10000
J.P. MORGAN CHASE              COM              46625H100      611    13600 SH       SOLE                    13600
LUCENT TECHNOL.                COM              549463107      197    19744 SH       SOLE                    19744
MAGNITUDE INFORMATION SYSTEM   COM              559534102        6    12000 SH       SOLE                    12000
MCKESSON HBOC                  COM              58155Q103      974    36400 SH       SOLE                    36400
METROMEDIA INTL. GROUP         COM              591695101     5881  1878800 SH       SOLE                  1878800
PHARMACEUTICAL HOLDRs TRUST    COM              71712A206      306     3200 SH       SOLE                     3200
POLYMER GROUP                  COM              731745105     2571  1436500 SH       SOLE                  1436500
PSS WORLD MEDICAL INC.         COM              69366A100     4317   966000 SH       SOLE                   966000
SBC COMM. INC.                 COM              78387G103      222     4972 SH       SOLE                     4972
SPRINT CORP.                   COM              852061100     1073    48800 SH       SOLE                    48800
THERMADYNE HOLDINGS CORP NEW   COM              883435208       44    34339 SH       SOLE                    34339
TOKHEIM CORP                   COM              889073201     1800   194561 SH       SOLE                   194561
TWINLAB CORP                   COM              901774109      581   442500 SH       SOLE                   442500
TYCO INTERNAT.                 COM              902124106      216     5000 SH       SOLE                     5000
U S OFFICE PRODUCTS CO         COM              912325305        1    93900 SH       SOLE                    93900
WASTE MGMT. INC                COM              94106L109    10228   414100 SH       SOLE                   414100
JOHN HANCOCK BANK & THRIFT     MUTUAL           409735107      827 103500.00SH       SOLE                103500.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614     4318 85100.00 SH       SOLE                 85100.00
ALL AMERICAN TERM TRUST INC.   BOND             016440109     2982 247100.00SH       SOLE                247100.00
BLACKROCK 2001 TERM            BOND             092477108     1565 159480.78SH       SOLE                159480.78
BLACKROCK INV. QUALITY TERM 20 BOND             09247J102      397 45000.00 SH       SOLE                 45000.00
BLACKROCK STRATEGIC TERM       BOND             09247P108     3258 347015.21SH       SOLE                347015.21
MFS INTERMEDIATE INCOME TRUST  BOND             55273C107     3314 484539.18SH       SOLE                484539.18
NATIONS GOVT. TERM 2004        BOND             638584102       97 10000.00 SH       SOLE                 10000.00
PIMCO HIGH YIELD FUND INSTIT.  BOND             693390841     1724 174485.65SH       SOLE                174485.65
PUTNAM MASTER INTERM. INCOME   BOND             746909100     1468 223038.51SH       SOLE                223038.51
STRATEGIC GLOBAL INCOME        BOND             862719101      444 40379.61 SH       SOLE                 40379.61
TCW/DW TERM TRUST 2003         BOND             87234U108     2030 200390.51SH       SOLE                200390.51
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      153    15000 SH       SOLE                    15000
NUVEEN PA. PREMIUM INCOME      TAX-FREE         67061F101      386    28893 SH       SOLE                    28893
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108      301    22500 SH       SOLE                    22500